Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 2,299	$ 1,814
Accounts receivable, less allowance for doubtful accounts of $235 in 2016 and 2015	11,349	9,579
Inventories	773	830
Prepaid expenses	462	487
Refundable income taxes		33
Other current assets	35	45
Total current assets	14,918	12,788
Property and equipment, net	43,971	43,386
Leased property under capital leases, net	6,035	6,042
Restricted cash	2,905
Noncurrent deferred tax asset	8	8
Other assets, net	61	78
Total assets	67,898	62,302
Liabilities and Equity
Less: current portion of obligations under capital leases	112	59
Current portion of long-term debt	517
Accounts payable	9,387	8,022
Accrued payroll and other compensation	684	618
Accrued income taxes	48
Other accrued taxes	448	380
Deferred revenues	2,716	2,401
Other liabilities and accrued expenses	764	667
Total current liabilities	14,676	12,147
Revolving line of credit		7,975
Long-term debt, net of current portion	11,294
Long-term portion of obligations under capital leases	452	274
Asset retirement obligation	100	100
Deferred rental income		50
Contingencies and commitments
Equity:
Paid-in capital	58,953	58,924
Accumulated deficit	(20,250)	(20,181)
Total Avalon Holdings Corporation Shareholders' Equity	38,741	38,781
Non-controlling interest in subsidiary	2,635	2,975
Total equity	41,376	41,756
Total liabilities and equity	67,898	62,302
Common Class A [Member]
Equity:
Common stock	32	32
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6